UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets Prime Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Certificates of Deposit (a)	Par (000)	Value
Yankee — 31.4%
BNP Paribas SA, NY:
0.36%, 8/05/11	$25,000	$25,000,000
0.33%, 9/01/11	33,000	33,000,000
0.32%, 9/02/11	28,000	28,000,000
Bank of Montreal, Chicago (b):
0.24%, 8/29/11	14,000	14,000,000
0.27%, 1/25/12	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.28%, 8/18/11	25,000	25,000,000
0.28%, 8/26/11	30,000	30,000,000
Credit Agricole CIB, NY, 0.26%, 9/02/11	24,000	24,000,000
Deutsche Bank AG, NY:
0.26%, 8/04/11 (b)	30,000	30,000,000
0.31%, 10/03/11	25,000	25,000,000
Lloyd’s TSB Bank Plc, NY:
0.30%, 9/12/11	33,000	33,000,000
0.36%, 11/1/11 (c)	36,735	36,735,000
National Australia Bank, NY:
0.28%, 12/12/11	22,000	22,000,203
0.28%, 2/10/12 (b)	17,000	17,000,000
Norinchukin Bank, NY:
0.15%, 8/02/11	30,000	30,000,000
0.15%, 8/04/11	40,000	40,000,000
Rabobank Nederland NV, NY:
0.28%, 9/15/11 (b)	30,000	30,000,000
0.34%, 10/05/11	35,000	35,000,000
Royal Bank of Canada, NY (b):
0.26%, 10/14/11	30,000	30,000,000
0.25%, 2/29/12	34,000	34,000,000
0.27%, 5/16/12	30,000	30,000,000
Royal Bank of Scotland Plc, CT:
0.72%, 8/10/11 (c)	11,000	11,000,000
0.52%, 9/19/11	64,000	64,000,000
Societe Generale, NY:
0.29%, 8/01/11	33,000	33,000,000
0.24%, 8/24/11	40,000	40,000,000
0.27%, 10/31/11 (c)	7,000	7,000,000
0.26%, 10/31/11 (c)	9,000	9,000,000
Sumitomo Mitsui Banking Corp., NY:
0.30%, 8/04/11	33,000	33,000,000
0.28%, 8/05/11	30,000	30,000,000
Toronto-Dominion Bank, NY:
0.33%, 9/06/11	20,000	20,000,000
0.27%, 1/12/12 (b)	17,500	17,500,000
UBS AG Stamford (b):
0.31%, 10/04/11	32,580	32,580,000
0.31%, 10/11/11	36,765	36,765,000
0.23%, 11/10/11	17,500	17,500,000
Westpac Banking Corp., NY (b):
0.26%, 11/04/11	35,000	35,000,000
0.28%, 12/09/11	35,000	35,000,000
Total Certificates of Deposit – 31.4%		1,008,080,203

Commercial Paper	Par (000)	Value
Amsterdam Funding Corp. (d):
0.20%, 8/15/11	$21,000	$20,998,367
0.23%, 10/25/11	10,000	9,994,569
Antalis US Funding Corp., 0.26%, 9/07/11 (d)	7,600	7,597,969
Argento Variable Funding Co. LLC, 0.18%, 8/12/11 (d)	52,500	52,497,112
Aspen Funding Corp. (d):
0.14%, 8/03/11	20,000	19,999,844
0.18%, 8/11/11	12,500	12,499,375
0.21%, 8/22/11	13,000	12,998,407
Atlantis One Funding Corp., 0.19%, 10/06/11 (d)	10,000	9,996,517
BNZ International Funding, Ltd., 0.22%, 9/30/11 (d)	25,000	24,990,833
BPCE SA (d):
0.26% - 0.28%, 8/16/11	55,000	54,993,773
0.26%, 9/15/11	25,000	24,991,875
Barclays US Funding LLC (d):
0.06%, 8/02/11	20,000	19,999,967
0.21%, 8/11/11	33,000	32,998,075
0.21%, 8/18/11	28,000	27,997,223
0.23%, 9/20/11	25,000	24,992,014
Cancara Asset Securitization LLC (d):
0.17%, 8/10/11	60,000	59,997,450
0.19%, 8/22/11	5,000	4,999,446
0.22%, 8/24/11	10,000	9,998,594
0.22%, 8/25/11	45,000	44,993,400
Chariot Funding LLC, 0.17%, 9/15/11 (d)	15,000	14,996,812
Commonwealth Bank of Australia, 0.28%, 10/06/11 (b)	35,000	34,999,274
Credit Suisse, NY, 0.08%, 8/01/11 (d)	45,000	45,000,000
Deutsche Bank Financial LLC, 0.20%, 10/03/11 (d)	45,000	44,984,250
Fortis Funding LLC, 0.23%, 9/01/11 (d)	20,000	19,996,039
Gemini Securitization Corp., LLC (d):
0.12%, 8/02/11	40,000	39,999,867
0.22%, 10/14/11	6,000	5,997,287
ING (US) Funding LLC (d):
0.15%, 8/29/11	7,000	6,999,183
0.30%, 11/10/11	22,000	21,981,483
JPMorgan Chase Bank, 0.22%, 3/16/12 (d)	19,500	19,500,000
Kells Funding LLC, 0.36%, 2/10/12 (d)	29,000	29,000,000
Liberty Funding LLC, 0.14%, 8/01/11 (d)	10,000	10,000,000
Manhattan Asset Funding Co., LLC, 0.20%, 8/23/11 (d)	19,000	18,997,678
MetLife Short Term Funding LLC (d):
0.25%, 8/15/11	15,000	14,998,542
0.21%, 8/23/11	14,908	14,906,087
0.24%, 10/03/11	28,000	27,988,240

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

READY ASSETS PRIME MONEY FUND	JULY 31, 2011	1

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value
Mizuho Funding LLC (d):
0.25%, 9/16/11	$30,000	$29,990,417
0.26%, 10/07/11	32,000	31,984,516
Mont Blanc Capital Corp., 0.11% - 0.30%, 8/01/11 (d)	41,000	41,000,000
Nieuw Amsterdam Receivables Corp. (d):
0.20%, 9/01/11	31,000	30,994,661
0.18%, 9/13/11	4,000	3,999,140
0.25%, 9/22/11	9,000	8,996,750
Nordea North America Inc. (d):
0.23%, 10/19/11	8,195	8,190,954
0.23%, 10/20/11	12,495	12,488,752
Regency Markets No.1 LLC, 0.22%, 10/17/11 (d)	27,400	27,387,107
Scaldis Capital LLC, 0.23%, 9/06/11 (d)	14,000	13,996,780
Societe Generale North America, 0.19%, 8/01/11 (d)	28,000	28,000,000
Solitaire Funding LLC (d):
0.25%, 8/03/11	5,000	4,999,931
0.21%, 9/09/11	6,300	6,298,567
0.22%, 10/06/11	36,000	35,985,480
0.23%, 10/24/11	42,000	41,977,460
Thames Asset Global Securitization No. 1, Inc., 0.21%, 10/17/11 (d)	19,403	19,394,285
Westpac Banking Corp. (b):
0.27%, 1/06/12	36,000	36,000,000
0.42%, 1/13/12	35,000	35,000,000
Windmill Funding Corp. (d):
0.20%, 8/16/11	22,000	21,998,167
0.17%, 8/22/11	25,000	24,997,521
0.21%, 10/04/11	30,000	29,988,800
0.20%, 10/06/11	5,000	4,998,167
0.23%, 10/17/11	26,000	25,987,209
Total Commercial Paper – 42.8%		1,372,534,216

Corporate Notes
JPMorgan Chase Bank NA, 0.28%, 8/17/12 (b)	37,160	37,160,000
Total Corporate Notes – 1.2%		37,160,000

Municipal Bonds (c)
Bay Area Toll Authority, RB, VRDN, San Francisco Bay Area, Series E-3 (Bank of America NA LOC), 0.05%, 8/08/11	20,000	20,000,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series B (JPMorgan Chase Bank LOC), 0.08%, 8/08/11	14,000	14,000,000
California HFA, RB, VRDN, AMT (Fannie Mae LOC, Freddie Mac LOC), Home Mortgage:
Series F, 0.10%, 8/08/11	20,795	20,795,000
Series U, 0.05%, 8/08/11	14,300	14,300,000

Municipal Bonds (c) (concluded)	Par (000)	Value
California Pollution Control Financing Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC), 0.18%, 8/01/11	$8,300	$8,300,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.16%, 8/08/11	6,000	6,000,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae Liquidity Facility), 0.17%, 8/08/11	13,000	13,000,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (JPMorgan Chase Bank LOC), 0.06%, 8/08/11	8,000	8,000,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.10%, 8/08/11	9,600	9,600,000
New York State HFA, HRB, VRDN, Series A, AMT (Fannie Mae Liquidity Facility), 0.05%, 8/08/11	22,900	22,900,000
New York State HFA, RB, VRDN, AMT (Fannie Mae Liquidity Facility):
125 West 31st Street Housing, Series A, 0.05%, 8/08/11	13,000	13,000,000
316 11th Avenue Housing, Series A, 0.05%, 8/08/11	21,500	21,500,000
East 39th Street Housing, Series A, 0.05%, 8/08/11	16,000	16,000,000
New York State HFA, Refunding RB, VRDN, Series L, (Bank of America NA LOC), 0.07%, 8/08/11	10,500	10,500,000
Westchester County Healthcare Corp.
New York, RB, Senior Lien, Series D (TD Bank NA LOC), 0.15%, 8/08/11	20,000	20,000,000
Total Municipal Bonds – 6.8%		217,895,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes (b):
0.18%, 7/26/12	35,500	35,493,007
0.22%, 12/20/12	17,500	17,495,080
Federal Home Loan Bank Variable Rate Notes, 0.19%, 10/06/11 (b)	50,000	49,996,325
Freddie Mac Variable Rate Notes (b):
0.14%, 12/29/11	25,000	24,994,812
0.16%, 4/03/12	10,000	9,997,265
0.25%, 1/24/13	19,000	18,988,634
Total US Government Sponsored Agency Obligations – 4.9%		156,965,123

READY ASSETS PRIME MONEY FUND	JULY 31, 2011	2

Schedule of Investments (concluded)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Notes:
1.00%, 9/30/11	$47,000	$47,056,608
1.00% - 4.63%, 10/31/11	63,000	63,387,907
0.88%, 1/31/12	70,000	70,242,585
0.88% - 4.63%, 2/29/12	73,000	74,138,881
Total US Treasury Obligations – 7.9%		254,825,981

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.18%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $148,716,231, collateralized by Government Sponsored Agency Obligations, 0.75% – 4.63% due 12/7/12 – 12/18/13, par and fair values of $144,655,000 and $151,688,798, respectively)	148,714	148,714,000
Total Repurchase Agreements – 4.6%		148,714,000
Total Investments (Cost – $3,196,174,523*) – 99.6%		3,196,174,523
Other Assets Less Liabilities – 0.4%		14,282,157
Net Assets – 100.0%		$3,210,456,680

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,196,174,523	—	$3,196,174,523

[1]	See above Schedule of Investments for values in each security type.

READY ASSETS PRIME MONEY FUND	JULY 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: September 26, 2011